Risk management - Expected reclassification of the cumulative exchange difference from other comprehensive income to profit or loss (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 COP ($)
Risk management
Before taxes	$ (981,206)
Taxes	431,698
After taxes	(549,508)
2024
Risk management
Before taxes	(140,853)
Taxes	61,879
After taxes	(78,974)
2025
Risk management
Before taxes	(288,815)
Taxes	127,101
After taxes	(161,714)
2026
Risk management
Before taxes	(305,153)
Taxes	134,291
After taxes	(170,862)
2027
Risk management
Before taxes	(23,853)
Taxes	10,497
After taxes	(13,356)
2028
Risk management
Before taxes	(25,155)
Taxes	11,070
After taxes	(14,085)
2029
Risk management
Before taxes	(27,168)
Taxes	11,956
After taxes	(15,212)
2030
Risk management
Before taxes	(46,841)
Taxes	20,614
After taxes	(26,227)
2031
Risk management
Before taxes	(56,734)
Taxes	24,967
After taxes	(31,767)
2032
Risk management
Before taxes	(60,868)
Taxes	26,787
After taxes	(34,081)
2033
Risk management
Before taxes	(5,766)
Taxes	2,536
After taxes	$ (3,230)